Computer Software (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Computer Software
Computer software	$ 2,862	$ 2,376
Accumulated amortization	(1,134)	(768)
Computer software, net of accumulated amortization	1,728	1,608
Amortization expense for intangible assets with finite lives	670	518	$ 245
Software [Member]
Computer Software
Amortization expense for intangible assets with finite lives	436	396	$ 229
Software from Acquisition [Member]
Computer Software
Computer software	1,130	1,138
Capitalized Software Development Costs [Member]
Computer Software
Computer software	1,422	1,066
Purchased Software [Member]
Computer Software
Computer software	$ 310	$ 172